Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The Company’s components of income tax expense (in thousands) for the fiscal years ended December 31, 2016, December 30, 2017 and December 29, 2018 are as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Current:
Federal	$98	$237	$(200)
State	47	189	353

Total current	145	426	153
Deferred:
Federal	5,446	2,928	4,523
State	1,133	1,817	1,308

Total deferred	6,579	4,745	5,831

Income tax expense	$6,724	$5,171	$5,984

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Fiscal Year Ended
	December 31, 2016	December 30, 2017	December 29, 2018
Taxes at federal statutory rates	35.0%	35.0%	21.0%
Effect of change in federal tax rate	—	(21.1%)	—
State income taxes net of federal benefit	4.1%	5.1%	6.0%
Other	0.6%	1.1%	0.4%

Effective income tax rate	39.7%	20.1%	27.4%

Schedule of Deferred Tax Assets and Liabilities

The primary components of the Company’s deferred tax assets and liabilities (in thousands) as of December 30, 2017 and December 29, 2018 are as follows:

	December 30, 2017	December 29, 2018
Deferred tax assets:
Accrued compensation	$2,765	$2,594
Inventory	3,110	3,553
Transaction costs	1,704	1,520
Deferred rent	7,290	12,530
Net operating loss and other carryforwards	33,263	25,781
Reserves and allowances	3,699	4,056
Other	953	1,181
Interest expense carryforward	—	3,862

Total deferred tax assets	52,784	55,077

Deferred tax liabilities:
Prepaid expenses	(701)	(733)
Depreciation and amortization	(33,341)	(36,271)
Intangible assets	(9,717)	(9,073)
Goodwill	(16,534)	(21,897)
Debt transaction costs	(1,795)	(2,238)

Total deferred tax liabilities	(62,088)	(70,212)

Net deferred tax liabilities	$(9,304)	$(15,135)

Schedule of income tax expense (benefit) and effective tax rate

Income tax expense and effective tax rate for the periods presented were as follows (dollars in thousands):

	13 Weeks Ended		39 Weeks Ended
	September 29, 2018	September 28, 2019	September 29, 2018	September 29, 2019
Income tax expense	$2,892	$3,689	$7,724	$886
Effective tax rate	27.4%	22.9%	27.4%	13.7%